Platform & Application Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Platform & Application Expenses [Abstract]
Employee benefits	$ 6,873	$ 8,800	$ 7,225
Depreciation and amortization	16,842	11,088	1,182
IT and hosting costs	14,760	8,660	6,621
Contractors and consultants expense	1,941	3,010	7,381
Impairment	941	6,436	0
Other	1,472	143	1,160
Total	$ 42,829	$ 38,137	$ 23,569